                                             UAM Funds
                                             Funds for the Informed Investor(SM)



C&B Mid Cap Equity Portfolio
Semi-Annual Report                                                April 30, 1999
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                                                [LOGO OF UAM FUNDS APPEARS HERE]




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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10

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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

May 18, 1999

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C&B Mid Cap Equity Portfolio for the six-month period ended April 30, 1999.

For this period, the C&B MidCap Equity Portfolio underperformed its benchmark index, the S&P MidCap 400 Index. Over this period, the C&B Mid Cap Equity Portfolio increased by 3.24% versus 18.85% for the S&P Mid Cap 400 Index. Given Cooke & Bieler's "high quality, low risk" approach and given the gener-ous returns for this six month period, these results are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's philosophy.

As of April 30, 1999, common stocks represented 96% of the portfolio, with cash reserves being 4%.

The first half of this six-month period ended April 30, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P MidCap 400 Index's performance was dominated by growth stocks. However, most recently from February to April, our style rebounded and the Portfolio slightly outperformed the S&P MidCap 400 Index.

Cooke & Bieler continues to employ an investment process that it believes is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteris-tics of the companies held in the C&B Mid Cap Equity Portfolio should provide this downside protection. These high quality characteristics, as compared to the S&P 500, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capi-tal, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

Cooke & Bieler, Inc.

    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

                                       1
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
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                     Definition of the Comparative Indices
                     -------------------------------------

The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 finan-cial, 40 utility and 20 transportation stocks.

    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

                                       2
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 95.9%

                                                         Shares       Value+
                                                       ----------- ------------

BEVERAGES, FOOD & TOBACCO - 12.0%
 Ralston-Ralston Purina Group.........................       1,130 $     34,465
 Wendy's International Corp. .........................       2,280       61,703
 Whitman Corp. .......................................       4,820       78,927
                                                                   ------------
                                                                        175,095
                                                                   ------------

CAPITAL EQUIPMENT - 8.4%
 Grainger (W.W.), Inc. ...............................         320       16,060
 Hussmann International, Inc. ........................       2,870       45,561
 Snap-On, Inc. .......................................       1,845       60,078
                                                                   ------------
                                                                        121,699
                                                                   ------------

CONSTRUCTION - 3.1%
 Sherwin-Williams Co. ................................       1,450       45,131
                                                                   ------------

CONSUMER NON-DURABLES - 4.6%
 Hasbro, Inc. ........................................       1,140       38,902
 Millipore Corp. .....................................         920       28,233
                                                                   ------------
                                                                         67,135
                                                                   ------------

ELECTRONICS - 13.8%
 *Marshall Industries.................................       6,000       96,750
 Molex Inc., Class A..................................       2,610       75,363
 *Vishay Intertechnology, Inc. .......................       1,620       28,249
                                                                   ------------
                                                                        200,362
                                                                   ------------

ENERGY - 2.9%
 Burlington Resources, Inc. ..........................         930       42,838
                                                                   ------------

FINANCIAL SERVICES - 7.1%
 Ambac Financial Group, Inc. .........................       1,060       63,997
 MBIA, Inc. ..........................................         590       39,678
                                                                   ------------
                                                                        103,675
                                                                   ------------

INSURANCE - 6.2%
 UNUM Corp. ..........................................       1,175       64,184
 XL Capital Ltd. .....................................         420       25,489
                                                                   ------------
                                                                         89,673
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

                                       3
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

MULTI-INDUSTRY - 4.8%
 National Service Industries, Inc. ...................       1,800 $     70,088
                                                                   ------------

MULTI-MEDIA - 1.0%
 Banta Corp. .........................................         690       14,706
                                                                   ------------

PAPER & PACKAGING - 1.0%
 Caraustar Industries, Inc. ..........................         590       15,045
                                                                   ------------

PHARMACEUTICALS - 7.0%
 *Covance, Inc. ......................................       2,950       64,716
 Mylan Laboratories, Inc. ............................       1,640       37,207
                                                                   ------------
                                                                        101,923
                                                                   ------------

PRINTING & PUBLISHING - 3.9%
 McClatchy Co., Class A...............................       1,570       56,324
                                                                   ------------

RETAIL - 9.7%
 *BJ'S Wholesale Club, Inc. ..........................       3,060       81,281
 Dollar General Corp. ................................         380       13,324
 Food Lion, Inc., Class A.............................       3,000       30,750
 Food Lion, Inc., Class B.............................       1,500       15,188
                                                                   ------------
                                                                        140,543
                                                                   ------------

SERVICES - 2.0%
 Sysco Corp. .........................................         990       29,391
                                                                   ------------

UTILITIES - 8.4%
 NICOR, Inc. .........................................       1,740       63,292
 Washington Gas Light Co. ............................       2,510       59,142
                                                                   ------------
                                                                        122,434
                                                                   ------------
 TOTAL COMMON STOCKS (Cost $1,322,765)............................    1,396,062
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

                                       4
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
                                                 APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 7.8%

                                                     Face Amount    Value+
                                                     ----------- ------------

 REPURCHASE AGREEMENT - 7.8%
  Chase Securities, Inc. 4.87%, dated 4/30/99, due
   5/3/99, to be repurchased at $113,046
   collateralized by $104,502 of various U.S.
   Treasury Notes, 5.50%-7.00% due from 5/15/06-
   5/15/08, valued at $113,060 (Cost $113,000)...... $   113,000 $    113,000
                                                                 ------------
  TOTAL INVESTMENTS - 103.7% (Cost $1,435,765)(a)...............    1,509,062
                                                                 ------------
  OTHER ASSETS AND LIABILITIES (NET) - (3.7)%...................      (52,987)
                                                                 ------------
  NET ASSETS - 100%............................................. $  1,456,075
                                                                 ============

 + See Note A to Financial Statements.
 * Non-Income Producing Security
(a) The cost for federal income tax purpose was $1,435,765. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $73,297. This consisted of aggregate gross unrealized appreciation for all securities of $117,822 and aggregate gross unrealized depreciation for all securities of $44,525.
The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 Assets
 Investments, at Cost............................................. $1,435,765
                                                                   ==========
 Investments, at Value - Note A................................... $1,509,062
 Cash.............................................................        145
 Receivable for Investment Sold...................................     18,009
 Receivable due from Investment Adviser - Note B..................      7,540
 Dividends Receivable.............................................      2,378
 Interest Receivable..............................................         15
 Other Assets.....................................................          6
                                                                   ----------
  Total Assets....................................................  1,537,155
                                                                   ----------
 Liabilities
 Payable for Investments Purchased................................     59,820
 Payable for Administrative Fees - Note C.........................      5,017
 Payable for Directors' Fees - Note F.............................      1,137
 Other Liabilities................................................     15,106
                                                                   ----------
  Total Liabilities...............................................     81,080
                                                                   ----------
 Net Assets....................................................... $1,456,075
                                                                   ==========
 Net Assets Consist of:
 Paid in Capital.................................................. $1,493,120
 Undistributed Net Investment Income..............................      2,022
 Accumulated Net Realized Loss....................................   (112,364)
 Unrealized Appreciation..........................................     73,297
                                                                   ----------
 Net Assets....................................................... $1,456,075
                                                                   ==========
 Institutional Class Shares
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  25,000,000).....................................................    146,118
 Net Asset Value, Offering and Redemption Price Per Share......... $     9.97
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

                                       6
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
                                                  FOR THE SIX MONTHS ENDED
                                                  APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 Investment Income
 Dividends............................................................ $  8,318
 Interest.............................................................    2,856
                                                                       --------
  Total Income........................................................   11,174
                                                                       --------
 Expenses
 Administrative Fees - Note C.........................................   31,754
 Printing Fees........................................................    4,667
 Registration and Filing Fees.........................................    3,888
 Investment Advisory Fees - Note B....................................    3,474
 Audit Fees...........................................................    3,131
 Directors' Fees  - Note F............................................    2,048
 Shareholder Servicing Fees - Note C..................................    1,236
 Custodian Fees - Note D..............................................      852
 Other Expenses.......................................................    2,459
 Investment Advisory Fees Waived - Note B.............................   (3,474)
 Expenses Assumed By the Adviser - Note B.............................  (44,485)
                                                                       --------
  Net Expenses Before Expense Offset..................................    5,550
 Expense Offset - Note A..............................................      (12)
                                                                       --------
  Net Expense After Expense Offset....................................    5,538
                                                                       --------
 Net Investment Income................................................    5,636
                                                                       --------
 Net Realized Loss on Investments.....................................  (44,358)
 Net Change in Unrealized Appreciation/Depreciation on Investments....   98,042
                                                                       --------
 Net Gain on Investments..............................................   53,684
                                                                       --------
 Net Increase in Net Assets Resulting from Operations................. $ 59,320
                                                                       ========

The accompanying notes are an integral part of the financial statements.

                                       7
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UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months   February 18,
                                                         Ended        1998* to
                                                     April 30, 1999 October 31,
                                                      (Unaudited)       1998
                                                     -------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income.............................    $    5,636    $    4,953
 Net Realized Loss.................................       (44,358)      (68,006)
 Net Change in Unrealized
  Appreciation/Depreciation........................        98,042       (24,745)
                                                       ----------    ----------
 Net Increase (Decrease) in Net Assets Resulting
  from Operations..................................        59,320       (87,798)
                                                       ----------    ----------
Distributions:
 Net Investment Income.............................        (5,103)       (3,464)
                                                       ----------    ----------
Capital Share Transactions: (1)
 Issued............................................       506,749     1,175,119
 In Lieu Of Cash Distributions.....................         5,103         3,463
 Redeemed..........................................      (142,515)      (54,799)
                                                       ----------    ----------
 Net Increase from Capital Share Transactions......       369,337     1,123,783
                                                       ----------    ----------
 Total Increase....................................       423,554     1,032,521
Net Assets:
 Beginning of Period...............................     1,032,521           --
                                                       ----------    ----------
 End of Period (including undistributed net
  investment income of $2,022 and $1,489,
  respectively)....................................    $1,456,075    $1,032,521
                                                       ==========    ==========
(1) Shares Issued and Redeemed:
 Issued............................................        53,606       111,277
 In Lieu of Cash Distributions.....................           550           360
 Redeemed..........................................       (14,547)       (5,128)
                                                       ----------    ----------
                                                           39,609       106,509
                                                       ==========    ==========

*  Commencement of Operations
The accompanying notes are an integral part of the financial statements.

                                       8
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FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout the Period

                                                     Six Months   February 18,
                                                       Ended       1998*** to
                                                   April 30, 1999 October 31,
                                                    (Unaudited)       1998
                                                   -------------- ------------
Net Asset Value, Beginning of Period.............      $ 9.69        $10.00
                                                       ------        ------
Income From Investment Operations:
 Net Investment Income...........................        0.04          0.05
 Net Realized and Unrealized Gain (Loss).........        0.28         (0.32)
                                                       ------        ------
 Total From Investment Operations................        0.32         (0.27)
                                                       ------        ------
Distributions:
 Net Investment Income...........................       (0.04)        (0.04)
                                                       ------        ------
Net Asset Value, End of Period...................      $ 9.97        $ 9.69
                                                       ======        ======
Total Return+....................................        3.24%**      (2.71)%**
                                                       ======        ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)............      $1,456        $1,033
Ratio of Expenses to Average Net Assets..........        1.00%*        1.01%*
Ratio of Net Investment Income to Average Net
 Assets..........................................        1.01%*        0.86%*
Portfolio Turnover Rate..........................          49%           37%
Ratio of Voluntarily Waived Fees and Expenses
 Assumed by Affiliates to Average Net Assets.....        8.62%*       11.01%*
Ratio of Expenses to Average Net Assets Including
 Expense Offsets.................................        1.00%*        1.00%*

  * Annualized
 ** Not Annualized
*** Commencement of Operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.
The accompanying notes are an integral part of the financial statements.

                                       9
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 NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds Trust and UAM Funds, Inc. and (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Mid Cap Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Port-folio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting poli-cies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the average last reported bid and last reported offer prices quoted on such day. Fixed in-come securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transac-tions in fixed income securities, quotations from dealers, market transac-tions in comparable securities and various relationships between securi-ties in determining value. Short-term investments that have remaining ma-turities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and secu-rities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Direc-tors.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

                                      10
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
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    3. Repurchase Agreements: In connection with transactions involving re-
  purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio has the right to liquidate the collat-eral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, real-ization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly. Any realized net capi-tal gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be

                                      11
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

  directly attributed to a particular portfolio. Expenses that cannot be di-rectly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, and transfer agent services to the Portfolio under a Fund Administration Agreement. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services, including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Sys-tems, Inc. ("DST"), under which DST provides transfer agent and dividend-dis-bursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15, 1999, an annual base fee, which is retained by the Administrator, calculated at an annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio, which is retained by the Administrator.
  --An annual base fee that the Administrator pays to CGFSC for its administrative and fund accounting services calculated at an annual rate of no more than $52,500 for the first operational share class plus
    0.039% of their pro rata share of the combined average net assets of the UAM Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.

                                      12
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UAM FUNDS                                        C & B MID CAP EQUITY PORTFOLIO
-------------------------------------------------------------------------------

  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $31,754 from the Portfolio of which $21,181 and $3,955 was paid to CGFSC and UAMSSC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $884,602 and sales of $511,824 of investment securities. Other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. Other: At April 30, 1999, 84.2% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                         C & B MID CAP EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Beiler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.